Plant and equipment, net - Plant and equipment (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Plant and equipment, net
Less: accumulated depreciation	$ (5,638,718)	$ (276,763)
Total plant and equipment, net	24,065,008	8,026,130
Less: impairment loss	(16,691,803)
Total	7,373,205	8,026,130
Cryptocurrency mining equipment
Plant and equipment, net
Plant and equipment, gross	$ 29,703,726	$ 8,302,893